Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 6) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Accounts receivable, net - third parties	¥ 1,623,559	$ 236,137	¥ 2,142,188
Shareholders' deficit:
Accumulated deficit	(20,332,185)	$ (2,957,194)	(18,746,454)
Accounting Standards Update 2014-09 [Member]
Current assets:
Accounts receivable, net - third parties	1,619,036		27,550
Shareholders' deficit:
Accumulated deficit	(20,336,708)		27,550
Previously Reported [Member]
Current assets:
Accounts receivable, net - third parties	1,623,559		2,142,188
Shareholders' deficit:
Accumulated deficit	(20,332,185)		(18,746,454)
Restatement Adjustment [Member]
Current assets:
Accounts receivable, net - third parties	4,523		2,169,738
Shareholders' deficit:
Accumulated deficit	¥ 4,523		¥ (18,718,904)